Stock Option Plans - Schedule of Non-vested Shares Granted Under Stock Option Plan (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-vested, Options Outstanding, Beginning balance		765,625	1,330,469
Non-vested, Options Granted	27,756,821
Non-vested, Options Vested	(23,762,946)	(765,625)	(564,844)
Non-vested, Options Exercised	(4,506)
Non-vested, Options Forfeited
Non-vested, Options Outstanding, Ending balance	3,989,369		765,625